Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Stockpile	$ 5,463	$ 13,468	$ 9,368
Work in progress	1,762	14,552	9,100
Finished goods	62,546	71,906	54,583
Materials and supplies	48,703	41,756	39,413
Current Inventories	118,474	141,682	112,464
Non-current Stockpile	14,730	0	0
Non-current Materials and supplies	4,746	5,809	4,537
Non current Inventories	19,476	5,809	4,537
Total Inventories	$ 137,950	$ 147,491	$ 117,001